Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES
20.	INCOME TAXES

Cayman Islands

The Company is incorporated as an exempted company with limited liability under the Companies Act of the Cayman Islands and is not subject to tax on income or capital gains. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders. The Cayman Islands are not party to any double tax treaties that are applicable to any payments made by or to the Company.

BVI

Under the current laws of the BVI, Skycorp Digital Limited, the Company’s BVI subsidiary, is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HK$”) of profits of the qualifying the company entity will be taxed at 8.25%, and profits above HK$ 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries, GreenHash Limited, did not have assessable profits that were derived in Hong Kong for the years ended September 30, 2025 and 2024. Therefore, no Hong Kong profit tax has been provided for the years ended September 30, 2025 and 2024.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The components of the income tax provision for the fiscal years ended September 30, 2025 and 2024 were:

	For the years ended September 30,
	2025	2024	2023
Current tax	$65,048	$109,799	$752,072
Deferred tax	(28,961)	—	—
Total income tax provision	$36,087	$109,799	$752,072
	For the years ended September 30,
	2025	2024	2023
Net income before provision for income taxes	$(2,175,559)	$1,275,618	$2,559,800
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(543,890)	318,904	639,950
Non-deductible expenses	9,513	107,192	259,575
Tax-exempt income	(69,805)	—	—
Deductible research and development expenses	(384,645)	(316,297)	(147,453)
Effect of different tax rates in jurisdictions other than PRC	679,773
Changes in valuation allowance	345,141	—	—
Income tax expense	$36,087	$109,799	$752,072

The significant components of the Company’s deferred tax assets are as follows:

	For the years ended September 30,
	2025	2024
Deferred tax assets:
Allowance of expected credit loss	$298,165	$269,779
Net operating losses	1,502,853	1,156,903
Less: Valuation allowance	(1,771,823)	(1,426,682)
Deferred tax assets, net	$29,195	$—

Current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of September 30, 2025 and 2024, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

As of September 30, 2025 and 2024, there were no tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability.

Accounting for uncertainty tax position

The Company did not identify significant unrecognized tax benefits for the years ended September 30, 2025 and 2024. The Company did not incur any interest or penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2020 to 2025 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.